Borrowed Funds	12 Months Ended
Dec. 31, 2013
Borrowed Funds [Abstract]
Borrowed Funds

NOTE 12 - BORROWED FUNDS

Borrowed funds consist of the following at December 31, 2013 and 2012 (dollars in thousands):

	2013	2012
Federal Home Loan Bank (FHLB):
Secured note, with interest at 2.74%, due December 2013	$0	$5,000
Secured note, with interest at 4.26%, due March 2014	3,031	0
Secured note, with interest at 2.79%, due October 2014	1,021	0
Secured note, with interest at 4.45%, due February 2017	5,000	5,000
Secured note, with interest at 1.87%, due February 2021	1,224	0

	10,276	10,000
Great Lakes Bankers Bank (GLBB):
Term note payable in quarterly installments of $337,000 including interest at the greater of prime rate or 4.5% with any remaining principal due January 1, 2017. Loan is secured by certain assets of the Corporation as stated in the pledge agreement dated
October 20, 2011.	4,070	5,199

Total	$14,346	$15,199

Future maturities of borrowed funds at December 31, 2013 were as follows (dollars in thousands):

2014	$5,233
2015	1,236
2016	1,293
2017	5,360
2021	1,224

Total	$14,346

The FHLB notes require monthly interest payments and are secured by stock in the FHLB of Cincinnati and eligible mortgage loans totaling $257,255,000 at December 31, 2013.

The GLBB term note contains certain financial covenants which require the Corporation and Bank to, among other things, maintain minimum return on equity, return on assets, and debt service coverage ratios (as defined), as well as asset quality and liquidity levels.

At December 31, 2013, the Bank had available borrowings of $43,033,000 under its line of credit with the Federal Home Loan Bank.  In addition, the Bank had $17,000,000 of short-term borrowing availability at December 31, 2013, under lines of credit with two correspondent banks.